Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

March 3, 2015

Ms. Amy Miller

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Dear Ms. Miller:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective February 28, 2015, do not differ from those filed electronically via EDGAR with Post-Effective Amendment No. 139 on February 27, 2015.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary